Property and Equipment, Net	12 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

NOTE 2 – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following at:

	June 30, 2016	June 30, 2015
Office furniture and equipment	$51,794	$46,233
Warehouse equipment	15,254	13,254
Molds and dies	4,200	6,650
Leasehold improvements	4,227	—
Total, cost	75,475	66,137
Accumulated Depreciation	(37,799)	(23,845)
Property and equipment, net	$37,676	$42,292

Depreciation expense for the twelve months ended June 30, 2016 and 2015 was $13,954 and $12,377, respectively.